Long Term Debt - Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 46,073
2023	62,043
2024	83,427
2025	144,545
2026	88,095
2027 and thereafter	71,876
Total	$ 496,059	$ 616,224